UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:     BlackRock Funds II

LifePath® Active 2015 Portfolio

LifePath® Active 2020 Portfolio

LifePath® Active 2025 Portfolio

LifePath® Active 2030 Portfolio

LifePath® Active 2035 Portfolio

LifePath® Active 2040 Portfolio

LifePath® Active 2045 Portfolio

LifePath® Active 2050 Portfolio

LifePath® Active 2055 Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	LifePath Active 2015 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 36.8%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	23,642	$655,594
BlackRock Commodity Strategies Fund, Institutional Class (b)	28,312	260,189
BlackRock Emerging Markets Fund, Inc., Institutional Class	17,300	319,874
BlackRock Equity Dividend Fund, Institutional Class	222	5,183
BlackRock EuroFund, Institutional Class	23,806	376,853
BlackRock International Fund, Institutional Class	21,333	311,462
BlackRock International Opportunities Portfolio, Institutional Class	5,101	205,507
BlackRock Long-Horizon Equity Fund, Institutional Class	48,849	678,517
BlackRock Pacific Fund, Inc., Institutional Class	22,208	396,193
iShares International Developed Real Estate ETF	3,061	89,121
iShares MSCI Germany ETF	14,905	444,616
iShares MSCI Japan ETF	23,934	271,172
iShares Russell 2000 ETF	5,858	657,033
iShares U.S. Financials ETF	10,221	790,288
iShares U.S. Technology ETF	10,195	886,251
Master Basic Value LLC	$892,487	892,487
Master Large Cap Growth Portfolio	$809,116	809,116

		8,049,456

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 55.3%
BlackRock Global Long/Short Credit Fund, Institutional Class	100,835	$1,089,015
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	48,619	524,117
BlackRock Low Duration Bond Portfolio, BlackRock Class	90,915	888,240
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	106,983	1,086,952
Master Total Return Portfolio	$8,516,386	8,516,386

		12,104,710

Short-Term Securities — 7.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)	1,680,990	1,680,990
Total Affiliated Investment Companies (Cost — $20,481,172*) — 99.8%		21,835,156
Other Assets Less Liabilities — 0.2%		46,423

Net Assets — 100.0%		$21,881,579

Notes to Schedule of Investments

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$20,234,366

Gross unrealized appreciation	$3,066,054
Gross unrealized depreciation	(1,465,264)

Net unrealized appreciation	$1,600,790

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ETF Exchange Traded Fund S&P Standard & Poor’s

BLACKROCK FUNDS II	JANUARY 31, 2014	1

Schedule of Investments (continued)	LifePath Active 2015 Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2014	Value at January 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	28,765	4,560		9,683		23,642	$655,594	—	$141,438
BlackRock Commodity Strategies Fund, Inc., Institutional Class	28,312	—		—		28,312	$260,189	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	17,300		—		17,300	$319,874	$1,870	—
BlackRock Equity Dividend Fund, Institutional Class	4,782	28		4,588		222	$5,183	$550	$36,394
BlackRock EuroFund, Institutional Class	23,500	306		—		23,806	$376,853	$4,797	—
BlackRock Global Long/Short Credit Fund, Institutional Class	100,476	359		—		100,835	$1,089,015	$3,866	—
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	47,702	917		—		48,619	$524,117	$1,034	$8,756
BlackRock International Fund, Institutional Class	20,937	396		—		21,333	$311,462	$5,864	—
BlackRock International Opportunities Portfolio, Institutional Class	5,079	22		—		5,101	$205,507	$375	$491
BlackRock Liquidity Funds, TempFund, Institutional Class	759,773	921,217	[1]	—		1,680,990	$1,680,990	$135	—
BlackRock Liquidity Series, LLC, Money Market Series	—	—	[1]	—		—	—	$129	—
BlackRock Long-Horizon Equity Fund, Institutional Class	49,251	1,825		2,227		48,849	$678,517	$9,063	$17,340
BlackRock Low Duration Bond Portfolio, BlackRock Class	90,405	510		—		90,915	$888,240	$4,972	—
BlackRock Pacific Fund, Inc., Institutional Class	19,788	2,420		—		22,208	$396,193	$4,307	$40,385
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	106,437	546		—		106,983	$1,086,952	$5,536	—
iShares International Developed Real Estate ETF	3,061	—		—		3,061	$89,121	$8,083	—
iShares MSCI Germany ETF	14,905	—		—		14,905	$444,616	—	—
iShares MSCI Japan ETF	47,661	18,290		42,017		23,934	$271,172	$495	$31,689
iShares MSCI Mexico Capped ETF	5,168	—		5,168		—	—	—	$(27,823)
iShares Russell 2000 ETF	5,858	—		—		5,858	$657,033	$2,558	—
iShares U.S. Financials ETF	10,221	—		—		10,221	$790,288	$4,061	—
iShares U.S. Technology ETF	10,195	—		—		10,195	$886,251	$2,765	—
Master Basic Value LLC	$1,087,388	—		$194,901	[2]	$892,487	$892,487	$5,053	$60,269
Master Large Cap Growth Portfolio	$778,186	$30,930	[1]	—		$809,116	$809,116	$2,984	$9,166
Master Total Return Portfolio	$8,408,183	$108,203	[1]	—		$8,516,386	$8,516,386	$91,174	$2,480

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

2	BLACKROCK FUNDS II	JANUARY 31, 2014

Schedule of Investments (concluded)	LifePath Active 2015 Portfolio

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation
6	E-Mini S&P 500 Futures	Chicago Mercantile	March 2014	$	532,950	$2,356
10	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2014	$	1,257,500	1,701
Total						$4,057

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$11,617,167	$10,217,989	—	$21,835,156

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$2,356	—	—	$2,356
Interest rate contracts	1,701	—	—	1,701
Total	$4,057	—	—	$4,057

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets approximates fair value for financial reporting purposes. As of January 31, 2014, cash pledged for financial futures contracts of $67,000 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2014.

BLACKROCK FUNDS II	JANUARY 31, 2014	3

Schedule of Investments January 31, 2014 (Unaudited)	LifePath Active 2020 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 47.5%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	24,424	$677,280
BlackRock Commodity Strategies Fund, Institutional Class (b)	40,205	369,480
BlackRock Emerging Markets Fund, Inc., Institutional Class	21,487	397,295
BlackRock Equity Dividend Fund, Institutional Class	5,276	123,045
BlackRock EuroFund, Institutional Class	21,259	336,530
BlackRock International Fund, Institutional Class	55,939	816,716
BlackRock International Opportunities Portfolio, Institutional Class	12,756	513,935
BlackRock Long-Horizon Equity Fund, Institutional Class	73,329	1,018,537
BlackRock Pacific Fund, Inc., Institutional Class	26,729	476,840
iShares International Developed Real Estate ETF	10,208	297,206
iShares MSCI Germany ETF	18,358	547,619
iShares MSCI Japan ETF	34,944	395,916
iShares Russell 2000 ETF	8,664	971,754
iShares U.S. Financials ETF	15,804	1,221,965
iShares U.S. Technology ETF	12,130	1,054,461
Master Basic Value LLC	$1,499,670	1,499,670
Master Large Cap Growth Portfolio	$1,261,943	1,261,943

		11,980,192

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 47.5%
BlackRock Global Long/Short Credit Fund, Institutional Class	122,798	$1,326,223
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	66,154	713,138
BlackRock Low Duration Bond Portfolio, BlackRock Class	71,581	699,344
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	130,157	1,322,395
Master Total Return Portfolio	$7,925,683	7,925,683

		11,986,783

Short-Term Securities — 4.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)	1,117,502	1,117,502
Total Affiliated Investment Companies (Cost — $23,066,485*) — 99.4%		25,084,477
Other Assets Less Liabilities — 0.6%		143,180

Net Assets — 100.0%		$25,227,657

Notes to Schedule of Investments

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$22,930,895

Gross unrealized appreciation	$3,879,770
Gross unrealized depreciation	(1,726,188)

Net unrealized appreciation	$2,153,582

4	BLACKROCK FUNDS II	JANUARY 31, 2014

Schedule of Investments (continued)	LifePath Active 2020 Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2014	Value at January 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	37,216	4,892		17,684		24,424	$677,280	—	$287,981
BlackRock Commodity Strategies Fund, Inc., Institutional Class	40,205	—		—		40,205	$369,480	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	21,487		—		21,487	$397,295	$2,323	—
BlackRock Equity Dividend Fund, Institutional Class	17,397	102		12,223		5,276	$123,045	$2,000	$93,665
BlackRock EuroFund, Institutional Class	20,986	273		—		21,259	$336,530	$4,284	—
BlackRock Global Long/Short Credit Fund, Institutional Class	122,361	437		—		122,798	$1,326,223	$4,708	—
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	64,906	1,248		—		66,154	$713,138	$1,407	$11,913
BlackRock International Fund, Institutional Class	54,900	1,039		—		55,939	$816,716	$15,378	—
BlackRock International Opportunities Portfolio, Institutional Class	12,701	55		—		12,756	$513,935	$938	$1,227
BlackRock Liquidity Funds, TempFund, Institutional Class	1,080,356	37,146	[1]	—		1,117,502	$1,117,502	$140	—
BlackRock Liquidity Series, LLC, Money Market Series	—	—	[1]	—		—	—	$570	—
BlackRock Long-Horizon Equity Fund, Institutional Class	75,946	2,814		5,431		73,329	$1,018,537	$13,975	$28,528
BlackRock Low Duration Bond Portfolio, BlackRock Class	71,179	402		—		71,581	$699,344	$3,920	—
BlackRock Pacific Fund, Inc., Institutional Class	23,816	2,913		—		26,729	$476,840	$5,184	$48,607
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	129,492	665		—		130,157	$1,322,395	$6,724	—
iShares International Developed Real Estate ETF	10,208	—		—		10,208	$297,206	$26,957	—
iShares MSCI Germany ETF	18,358	—		—		18,358	$547,619	—	—
iShares MSCI Japan ETF	64,413	21,331		50,800		34,944	$395,916	$1,194	$27,906
iShares MSCI Mexico Capped ETF	6,380	—		6,380		—	—	—	$(35,264)
iShares Russell 2000 ETF	8,664	—		—		8,664	$971,754	$3,784	—
iShares U.S. Financials ETF	15,804	—		—		15,804	$1,221,965	$6,280	—
iShares U.S. Technology ETF	12,130	—		—		12,130	$1,054,461	$3,290	—
Master Basic Value LLC	$1,921,603	—		$421,933	[2]	$1,499,670	$1,499,670	$7,750	$98,597
Master Large Cap Growth Portfolio	$1,555,957	—		$294,014	[2]	$1,261,943	$1,261,943	$5,204	$15,924
Master Total Return Portfolio	$7,824,993	$100,690	[1]	—		$7,925,683	$7,925,683	$84,850	$2,330

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JANUARY 31, 2014	5

Schedule of Investments (concluded)	LifePath Active 2020 Portfolio

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation
8	E-Mini S&P 500 Futures	Chicago Mercantile	March 2014	$	710,600	$3,141
4	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2014	$	503,000	1,418
Total						$4,559

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$14,397,181	$10,687,296	—	$25,084,477

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$3,141	—	—	$3,141
Interest rate contracts	1,418	—	—	1,418
Total	$4,559	—	—	$4,559

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets approximates fair value for financial reporting purposes. As of January 31, 2014, cash pledged for financial futures contracts of $81,000 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2014.

6	BLACKROCK FUNDS II	JANUARY 31, 2014

Schedule of Investments January 31, 2014 (Unaudited)	LifePath Active 2025 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 54.8%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	53,710	$1,489,378
BlackRock Commodity Strategies Fund, Institutional Class (b)	31,034	285,202
BlackRock Emerging Markets Fund, Inc., Institutional Class	19,881	367,594
BlackRock Equity Dividend Fund, Institutional Class	11,699	272,831
BlackRock EuroFund, Institutional Class	25,415	402,312
BlackRock International Fund, Institutional Class	71,135	1,038,568
BlackRock International Opportunities Portfolio, Institutional Class	14,350	578,145
BlackRock Long-Horizon Equity Fund, Institutional Class	91,892	1,276,376
BlackRock Pacific Fund, Inc., Institutional Class	37,166	663,046
iShares International Developed Real Estate ETF	14,354	417,917
iShares MSCI Germany ETF	19,272	574,884
iShares MSCI Japan ETF	34,967	396,176
iShares Russell 2000 ETF	5,877	659,164
iShares U.S. Financials ETF	12,324	952,892
iShares U.S. Technology ETF	11,564	1,005,259
Master Basic Value LLC	$2,387,986	2,387,986
Master Large Cap Growth Portfolio	$2,214,840	2,214,840

		14,982,570

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 35.7%
BlackRock Global Long/Short Credit Fund, Institutional Class	122,623	$1,324,327
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	42,797	461,347
BlackRock Low Duration Bond Portfolio, BlackRock Class	61,363	599,521
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	129,904	1,319,821
Master Total Return Portfolio	$6,048,791	6,048,791

		9,753,807

Short-Term Securities — 9.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)	2,526,177	2,526,177
Total Affiliated Investment Companies (Cost — $25,326,462*) — 99.7%		27,262,554
Other Assets Less Liabilities — 0.3%		73,689

Net Assets — 100.0%		$27,336,243

Notes to Schedule of Investments

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$24,835,971

Gross unrealized appreciation	$4,115,971
Gross unrealized depreciation	(1,689,388)

Net unrealized appreciation	$2,426,583

BLACKROCK FUNDS II	JANUARY 31, 2014	7

Schedule of Investments (continued)	LifePath Active 2025 Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2014	Value at January 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	56,805	9,006		12,101		53,710	$1,489,378	—	$265,633
BlackRock Commodity Strategies Fund, Inc., Institutional Class	31,034	—		—		31,034	$285,202	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	19,881		—		19,881	$367,594	$2,149	—
BlackRock Equity Dividend Fund, Institutional Class	17,372	102		5,775		11,699	$272,831	$1,997	$43,204
BlackRock EuroFund, Institutional Class	25,088	327		—		25,415	$402,312	$5,121	—
BlackRock Global Long/Short Credit Fund, Institutional Class	122,186	437		—		122,623	$1,324,327	$4,702	—
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	41,989	808		—		42,797	$461,347	$910	$7,707
BlackRock International Fund, Institutional Class	69,814	1,321		—		71,135	$1,038,568	$19,555	—
BlackRock International Opportunities Portfolio, Institutional Class	14,288	62		—		14,350	$578,145	$1,055	$1,380
BlackRock Liquidity Funds, TempFund, Institutional Class	1,199,801	1,326,376	[1]	—		2,526,177	$2,526,177	$193	—
BlackRock Liquidity Series, LLC, Money Market Series	—	—	[1]	—		—	—	$492	—
BlackRock Long-Horizon Equity Fund, Institutional Class	88,022	3,870		—		91,892	$1,276,376	$16,197	$29,165
BlackRock Low Duration Bond Portfolio, BlackRock Class	61,019	344		—		61,363	$599,521	$3,360	—
BlackRock Pacific Fund, Inc., Institutional Class	33,117	4,049		—		37,166	$663,046	$7,208	$67,588
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	129,240	664		—		129,904	$1,319,821	$6,721	—
iShares International Developed Real Estate ETF	14,354	—		—		14,354	$417,917	$37,906	—
iShares MSCI Germany ETF	17,021	2,251		—		19,272	$574,884	—	—
iShares MSCI Japan ETF	54,859	23,019		42,911		34,967	$396,176	$1,048	$25,330
iShares MSCI Mexico Capped ETF	5,911	—		5,911		—	—	—	$(31,425)
iShares Russell 2000 ETF	5,877	—		—		5,877	$659,164	$2,567	—
iShares U.S. Financials ETF	12,324	—		—		12,324	$952,892	$4,897	—
iShares U.S. Technology ETF	11,564	—		—		11,564	$1,005,259	$3,136	—
Master Basic Value LLC	$2,645,627	—		$257,641	[2]	$2,387,986	$2,387,986	$13,143	$159,864
Master Large Cap Growth Portfolio	$2,160,177	$54,663	[1]	—		$2,214,840	$2,214,840	$8,327	$25,347
Master Total Return Portfolio	$5,971,985	$76,806	[1]	—		$6,048,791	$6,048,791	$64,757	$1,737

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

8	BLACKROCK FUNDS II	JANUARY 31, 2014

Schedule of Investments (concluded)	LifePath Active 2025 Portfolio

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation
8	E-Mini S&P 500 Futures	Chicago Mercantile	March 2014	$	710,600	$3,141
10	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2014	$	1,257,500	3,545
Total						$6,686

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$16,610,937	$10,651,617	—	$27,262,554

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$3,141	—	—	$3,141
Interest rate contracts	3,545	—	—	3,545
Total	$6,686	—	—	$6,686

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets approximates fair value for financial reporting purposes. As of January 31, 2014, cash pledged for financial futures contracts of $82,000 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2014.

BLACKROCK FUNDS II	JANUARY 31, 2014	9

Schedule of Investments January 31, 2014 (Unaudited)	LifePath Active 2030 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 63.0%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	63,271	$1,754,498
BlackRock Commodity Strategies Fund, Institutional Class (b)	36,954	339,612
BlackRock Emerging Markets Fund, Inc., Institutional Class	20,043	370,597
BlackRock Equity Dividend Fund, Institutional Class	28,022	653,467
BlackRock EuroFund, Institutional Class	28,791	455,765
BlackRock International Fund, Institutional Class	74,835	1,092,587
BlackRock International Opportunities Portfolio, Institutional Class	16,067	647,334
BlackRock Long-Horizon Equity Fund, Institutional Class	99,405	1,380,730
BlackRock Pacific Fund, Inc., Institutional Class	37,711	672,764
iShares International Developed Real Estate ETF	18,823	548,032
iShares MSCI Germany ETF	25,903	772,686
iShares MSCI Japan ETF	41,102	465,686
iShares Russell 2000 ETF	2,282	255,949
iShares U.S. Financials ETF	14,968	1,157,326
iShares U.S. Technology ETF	11,734	1,020,037
Master Basic Value LLC	$2,538,409	2,538,409
Master Large Cap Growth Portfolio	$2,441,547	2,441,547

		16,567,026

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 28.6%
BlackRock Global Long/Short Credit Fund, Institutional Class	117,845	$1,272,723
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	32,970	355,422
BlackRock Low Duration Bond Portfolio, BlackRock Class	45,923	448,663
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	125,424	1,274,312
Master Total Return Portfolio	$4,173,723	4,173,723

		7,524,843

Short-Term Securities — 8.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)	2,329,571	2,329,571
Total Affiliated Investment Companies (Cost — $23,952,902*) — 100.5%		26,421,440
Liabilities in Excess of Other Assets — (0.5)%		(141,731)

Net Assets — 100.0%		$26,279,709

Notes to Schedule of Investments

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$23,727,993

Gross unrealized appreciation	$4,309,265
Gross unrealized depreciation	(1,615,818)

Net unrealized appreciation	$2,693,447

10	BLACKROCK FUNDS II	JANUARY 31, 2014

Schedule of Investments (continued)	LifePath Active 2030 Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2014	Value at January 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	64,593	10,241		11,563		63,271	$1,754,498	—	$296,442
BlackRock Commodity Strategies Fund, Inc., Institutional Class	36,954	—		—		36,954	$339,612	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	20,043		—		20,043	$370,597	$2,167	—
BlackRock Equity Dividend Fund, Institutional Class	33,330	196		5,504		28,022	$653,467	$3,832	$41,747
BlackRock EuroFund, Institutional Class	28,421	370		—		28,791	$455,765	$5,801	—
BlackRock Global Long/Short Credit Fund, Institutional Class	117,425	420		—		117,845	$1,272,723	$4,518	—
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	32,348	622		—		32,970	$355,422	$701	$5,938
BlackRock International Fund, Institutional Class	73,445	1,390		—		74,835	$1,092,587	$20,572	—
BlackRock International Opportunities Portfolio, Institutional Class	15,998	69		—		16,067	$647,334	$1,181	$1,545
BlackRock Liquidity Funds, TempFund, Institutional Class	1,152,930	1,176,641	[1]	—		2,329,571	$2,329,571	$183	—
BlackRock Liquidity Series, LLC, Money Market Series	—	—	[1]	—		—	—	$1,049	—
BlackRock Long-Horizon Equity Fund, Institutional Class	95,332	4,073		—		99,405	$1,380,730	$17,541	$31,587
BlackRock Low Duration Bond Portfolio, BlackRock Class	45,665	258		—		45,923	$448,663	$2,515	—
BlackRock Pacific Fund, Inc., Institutional Class	33,602	4,109		—		37,711	$672,764	$7,314	$68,579
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	124,784	640		—		125,424	$1,274,312	$6,493	—
iShares International Developed Real Estate ETF	18,823	—		—		18,823	$548,032	$49,707	—
iShares MSCI Germany ETF	17,218	8,685		—		25,903	$772,686	—	—
iShares MSCI Japan ETF	63,189	21,942		44,029		41,102	$465,686	$1,681	$19,502
iShares MSCI Mexico Capped ETF	5,986	—		5,986		—	—	—	$(33,204)
iShares Russell 2000 ETF	2,282	—		—		2,282	$255,949	$997	—
iShares U.S. Financials ETF	14,968	—		—		14,968	$1,157,326	$5,948	—
iShares U.S. Technology ETF	11,734	—		—		11,734	$1,020,037	$3,182	—
Master Basic Value LLC	$2,797,098	—		$258,689	[2]	$2,538,409	$2,538,409	$14,010	$170,118
Master Large Cap Growth Portfolio	$2,206,248	$235,299	[1]	—		$2,441,547	$2,441,547	$8,700	$26,515
Master Total Return Portfolio	$4,120,728	$52,995	[1]	—		$4,173,723	$4,173,723	$44,683	$1,220

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JANUARY 31, 2014	11

Schedule of Investments (concluded)	LifePath Active 2030 Portfolio

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation
7	E-Mini S&P 500 Futures	Chicago Mercantile	March 2014	$	621,775	$2,748
9	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2014	$	1,131,750	3,191
Total						$5,939

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$17,267,761	$9,153,679	—	$26,421,440

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$2,748	—	—	$2,748
Interest rate contracts	3,191	—	—	3,191
Total	$5,939	—	—	$5,939

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets approximates fair value for financial reporting purposes. As of January 31, 2014, cash pledged for financial futures contracts of $74,000 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2014.

12	BLACKROCK FUNDS II	JANUARY 31, 2014

Schedule of Investments January 31, 2014 (Unaudited)	LifePath Active 2035 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 69.5%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	28,074	$778,486
BlackRock Commodity Strategies Fund, Institutional Class (b)	18,701	171,860
BlackRock Emerging Markets Fund, Inc., Institutional Class	10,042	185,686
BlackRock Equity Dividend Fund, Institutional Class	18,164	423,584
BlackRock EuroFund, Institutional Class	9,373	148,370
BlackRock International Fund, Institutional Class	51,755	755,618
BlackRock International Opportunities Portfolio, Institutional Class	11,396	459,129
BlackRock Long-Horizon Equity Fund, Institutional Class	60,426	839,315
BlackRock Pacific Fund, Inc., Institutional Class	19,072	340,239
iShares International Developed Real Estate ETF	15,323	446,129
iShares MSCI Germany ETF	10,960	326,937
iShares MSCI Japan ETF	22,790	258,211
iShares Russell 2000 ETF	3,568	400,187
iShares U.S. Financials ETF	6,655	514,565
iShares U.S. Technology ETF	5,934	515,843
Master Basic Value LLC	$1,960,620	1,960,620
Master Large Cap Growth Portfolio	$1,415,743	1,415,743

		9,940,522

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 22.0%
BlackRock Global Long/Short Credit Fund, Institutional Class	63,986	$691,048
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	10,303	111,071
BlackRock Low Duration Bond Portfolio, BlackRock Class	36,344	355,081
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	67,701	687,838
Master Total Return Portfolio	$1,309,683	1,309,683

		3,154,721

Short-Term Securities — 8.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)	1,220,357	1,220,357
Total Affiliated Investment Companies (Cost — $12,970,635*) — 100.0%		14,315,600
Liabilities in Excess of Other Assets — 0.0%		(5,776)

Net Assets — 100.0%		$14,309,824

Notes to Schedule of Investments

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$12,858,143

Gross unrealized appreciation	$2,271,540
Gross unrealized depreciation	(814,083)

Net unrealized appreciation	$1,457,457

BLACKROCK FUNDS II	JANUARY 31, 2014	13

Schedule of Investments (continued)	LifePath Active 2035 Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at January 31, 2014	Value at January 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	31,944	5,064		8,934	28,074	$778,486	—	$156,519
BlackRock Commodity Strategies Fund, Inc., Institutional Class	18,701	—		—	18,701	$171,860	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	10,042		—	10,042	$185,686	$1,086	—
BlackRock Equity Dividend Fund, Institutional Class	21,082	124		3,042	18,164	$423,584	$2,424	$22,144
BlackRock EuroFund, Institutional Class	9,252	121		—	9,373	$148,370	$1,889	—
BlackRock Global Long/Short Credit Fund, Institutional Class	63,758	228		—	63,986	$691,048	$2,453	—
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	10,109	194		—	10,303	$111,071	$219	$1,856
BlackRock International Fund, Institutional Class	50,793	962		—	51,755	$755,618	$14,227	—
BlackRock International Opportunities Portfolio, Institutional Class	11,347	49		—	11,396	$459,129	$838	$1,096
BlackRock Liquidity Funds, TempFund, Institutional Class	561,774	658,583	[1]	—	1,220,357	$1,220,357	$99	—
BlackRock Liquidity Series, LLC, Money Market Series	—	—	[1]	—	—	—	$106	—
BlackRock Long-Horizon Equity Fund, Institutional Class	56,548	3,878		—	60,426	$839,315	$10,405	$18,736
BlackRock Low Duration Bond Portfolio, BlackRock Class	36,140	204		—	36,344	$355,081	$1,990	—
BlackRock Pacific Fund, Inc., Institutional Class	16,994	2,078		—	19,072	$340,239	$3,699	$34,683
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	67,355	346		—	67,701	$687,838	$3,507	—
iShares International Developed Real Estate ETF	15,323	—		—	15,323	$446,129	$40,465	—
iShares MSCI Germany ETF	8,594	2,366		—	10,960	$326,937	—	—
iShares MSCI Japan ETF	22,635	12,128		11,973	22,790	$258,211	$935	$1,513
iShares MSCI Mexico Capped ETF	2,995	—		2,995	—	—	—	$(16,222)
iShares Russell 2000 ETF	3,568	—		—	3,568	$400,187	$1,558	—
iShares U.S. Financials ETF	6,655	—		—	6,655	$514,565	$2,644	—
iShares U.S. Technology ETF	5,934	—		—	5,934	$515,843	$1,609	—
Master Basic Value LLC	$1,932,226	$28,394	[1]	—	$1,960,620	$1,960,620	$9,702	$123,228
Master Large Cap Growth Portfolio	$1,408,636	$7,107	[1]	—	$1,415,743	$1,415,743	$5,363	$16,445
Master Total Return Portfolio	$1,293,056	$16,627	[1]	—	$1,309,683	$1,309,683	$14,021	$237

[1]	Represents net shares/beneficial interest purchased.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

14	BLACKROCK FUNDS II	JANUARY 31, 2014

Schedule of Investments (concluded)	LifePath Active 2035 Portfolio

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation
4	E-Mini S&P 500 Futures	Chicago Mercantile	March 2014	$	355,300	$1,571
5	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2014	$	628,750	1,772
Total						$3,343

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$9,629,554	$4,686,046	—	$14,315,600

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$1,571	—	—	$1,571
Interest rate contracts	1,772	—	—	1,772
Total	$3,343	—	—	$3,343

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets approximates fair value for financial reporting purposes. As of January 31, 2014, cash pledged for financial futures contracts of $75,000 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2014.

BLACKROCK FUNDS II	JANUARY 31, 2014	15

Schedule of Investments January 31, 2014 (Unaudited)	LifePath Active 2040 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 75.7%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	54,596	$1,513,934
BlackRock Commodity Strategies Fund, Institutional Class (b)	23,565	216,563
BlackRock Emerging Markets Fund, Inc., Institutional Class	9,790	181,024
BlackRock Equity Dividend Fund, Institutional Class	21,814	508,696
BlackRock EuroFund, Institutional Class	20,543	325,199
BlackRock International Fund, Institutional Class	70,821	1,033,983
BlackRock International Opportunities Portfolio, Institutional Class	14,550	586,216
BlackRock Long-Horizon Equity Fund, Institutional Class	82,509	1,146,054
BlackRock Pacific Fund, Inc., Institutional Class	31,161	555,905
iShares International Developed Real Estate ETF	21,431	623,964
iShares MSCI Germany ETF	8,292	247,350
iShares MSCI Japan ETF	26,011	294,705
iShares Russell 2000 ETF	4,725	529,956
iShares U.S. Financials ETF	9,394	726,344
iShares U.S. Technology ETF	5,670	492,893
Master Basic Value LLC	$2,464,860	2,464,860
Master Large Cap Growth Portfolio	$2,022,306	2,022,306

		13,469,952

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 17.3%
BlackRock Global Long/Short Credit Fund, Institutional Class	82,375	$889,652
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	8,907	96,017
BlackRock Low Duration Bond Portfolio, BlackRock Class	22,291	217,780
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	87,112	885,061
Master Total Return Portfolio	$984,708	984,708

		3,073,218

Short-Term Securities — 6.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)	1,137,333	1,137,333
Total Affiliated Investment Companies (Cost — $15,791,821*) — 99.4%		17,680,503
Other Assets Less Liabilities — 0.6%		113,349

Net Assets — 100.0%		$17,793,852

Notes to Schedule of Investments

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$15,639,599

Gross unrealized appreciation	$3,173,658
Gross unrealized depreciation	(1,132,754)

Net unrealized appreciation	$2,040,904

16	BLACKROCK FUNDS II	JANUARY 31, 2014

Schedule of Investments (continued)	LifePath Active 2040 Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2014	Value at January 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	55,752	8,839		9,995		54,596	$1,513,934	—	$254,925
BlackRock Commodity Strategy Fund, Inc., Institutional Class	23,565	—		—		23,565	$216,563	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	9,790		—		9,790	$181,024	$1,058	—
BlackRock Equity Dividend Fund, Institutional Class	32,984	149		11,319		21,814	$508,696	$2,929	$83,254
BlackRock EuroFund, Institutional Class	20,279	264		—		20,543	$325,199	$4,139	—
BlackRock Global Long/Short Credit Fund, Institutional Class	82,082	293		—		82,375	$889,652	$3,159	—
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	8,739	168		—		8,907	$96,017	$189	$1,604
BlackRock International Fund, Institutional Class	69,505	1,316		—		70,821	$1,033,983	$19,469	—
BlackRock International Opportunities Portfolio, Institutional Class	14,488	62		—		14,550	$586,216	$1,070	$1,399
BlackRock Liquidity Funds, TempFund, Institutional Class	741,218	396,115	[1]	—		1,137,333	$1,137,333	$102	—
BlackRock Liquidity Series, LLC, Money Market Series	—	—	[1]	—		—	—	$140	—
BlackRock Long-Horizon Equity Fund, Institutional Class	79,968	2,962		421		82,509	$1,146,054	$14,715	$26,677
BlackRock Low Duration Bond Portfolio, BlackRock Class	22,166	125		—		22,291	$217,780	$1,221	—
BlackRock Pacific Fund, Inc., Institutional Class	27,765	3,396		—		31,161	$555,905	$6,043	$56,667
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	86,667	445		—		87,112	$885,061	$4,516	—
iShares International Developed Real Estate ETF	21,431	—		—		21,431	$623,964	$56,595	—
iShares MSCI Germany ETF	8,292	—		—		8,292	$247,350	—	—
iShares MSCI Japan ETF	36,332	15,188		25,509		26,011	$294,705	$949	$5,598
iShares MSCI Mexico Capped ETF	2,919	—		2,919		—	—	—	$(16,491)
iShares Russell 2000 ETF	4,725	—		—		4,725	$529,956	$2,064	—
iShares U.S. Financials ETF	9,394	—		—		9,394	$726,344	$3,733	—
iShares U.S. Technology ETF	5,670	—		—		5,670	$492,893	$1,538	—
Master Basic Value LLC	$2,665,379	—		$200,519	[2]	$2,464,860	$2,464,860	$12,802	$159,855
Master Large Cap Growth Portfolio	$1,814,167	$208,139	[1]	—		$2,022,306	$2,022,306	$7,148	$21,834
Master Total Return Portfolio	$972,198	$12,510	[1]	—		$984,708	$984,708	$10,543	$192

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JANUARY 31, 2014	17

Schedule of Investments (concluded)	LifePath Active 2040 Portfolio

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation
5	E-Mini S&P 500 Futures	Chicago Mercantile	March 2014	$	444,125	$1,963
4	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2014	$	503,000	1,418
Total						$3,381

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$12,208,629	$5,471,874	—	$17,680,503

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$1,963	—	—	$1,963
Interest rate contracts	1,418	—	—	1,418
Total	$3,381	—	—	$3,381

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets approximates fair value for financial reporting purposes. As of January 31, 2014, cash pledged for financial futures contracts of $95,000 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2014.

18	BLACKROCK FUNDS II	JANUARY 31, 2014

Schedule of Investments January 31, 2014 (Unaudited)	LifePath Active 2045 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 81.1%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	28,054	$777,936
BlackRock Commodity Strategies Fund, Institutional Class (b)	12,109	111,282
BlackRock Emerging Markets Fund, Inc., Institutional Class	4,838	89,453
BlackRock Equity Dividend Fund, Institutional Class	15,487	361,147
BlackRock EuroFund, Institutional Class	4,138	65,506
BlackRock International Fund, Institutional Class	44,062	643,309
BlackRock International Opportunities Portfolio, Institutional Class	9,301	374,743
BlackRock Long-Horizon Equity Fund, Institutional Class	42,233	586,616
BlackRock Pacific Fund, Inc., Institutional Class	13,425	239,493
iShares International Developed Real Estate ETF	13,721	399,487
iShares MSCI Germany ETF	4,079	121,677
iShares MSCI Japan ETF	13,076	148,151
iShares Russell 2000 ETF	2,302	258,192
iShares U.S. Financials ETF	4,189	323,894
iShares U.S. Technology ETF	2,882	250,532
Master Basic Value LLC	$1,175,491	1,175,491
Master Large Cap Growth Portfolio	$1,062,674	1,062,674

		6,989,583

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 12.5%
BlackRock Global Long/Short Credit Fund, Institutional Class	32,707	$353,233
BlackRock Low Duration Bond Portfolio, BlackRock Class	11,234	109,756
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	43,220	439,120
Master Total Return Portfolio	$176,860	176,860

		1,078,969

Short-Term Securities — 5.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)	502,075	502,075
Total Affiliated Investment Companies (Cost — $7,576,535*) — 99.5%		8,570,627
Other Assets Less Liabilities — 0.5%		45,328

Net Assets — 100.0%		$8,615,955

Notes to Schedule of Investments

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$7,515,149

Gross unrealized appreciation	$1,567,500
Gross unrealized depreciation	(512,022)

Net unrealized appreciation	$1,055,478

BLACKROCK FUNDS II	JANUARY 31, 2014	19

Schedule of Investments (continued)	LifePath Active 2045 Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2014	Value at January 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	26,220	5,692		3,858		28,054	$777,936	—	$115,369
BlackRock Commodity Strategy Fund, Inc., Institutional Class	12,109	—		—		12,109	$111,282	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	4,838		—		4,838	$89,453	$523	—
BlackRock Equity Dividend Fund, Institutional Class	15,404	1,943		1,860		15,487	$361,147	$1,771	$285
BlackRock EuroFund, Institutional Class	4,085	53		—		4,138	$65,506	$834	—
BlackRock Global Long/Short Credit Fund, Institutional Class	32,590	117		—		32,707	$353,233	$1,253	—
BlackRock International Fund, Institutional Class	43,244	818		—		44,062	$643,309	$12,113	—
BlackRock International Opportunities Portfolio, Institutional Class	9,261	40		—		9,301	$374,743	$684	$895
BlackRock Liquidity Funds, TempFund, Institutional Class	263,040	239,035	[1]	—		502,075	$502,075	$46	—
BlackRock Liquidity Series, LLC, Money Market Series	—	—	[1]	—		—	—	$67	—
BlackRock Long-Horizon Equity Fund, Institutional Class	42,642	1,580		1,989		42,233	$586,616	$7,847	$14,733
BlackRock Low Duration Bond Portfolio, BlackRock Class	11,171	63		—		11,234	$109,756	$615	—
BlackRock Pacific Fund, Inc., Institutional Class	11,962	1,463		—		13,425	$239,493	$2,604	$24,412
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	43,000	220		—		43,220	$439,120	$2,241	—
iShares International Developed Real Estate ETF	13,721	—		—		13,721	$399,487	$36,234	—
iShares MSCI Germany ETF	4,079	—		—		4,079	$121,677	—	—
iShares MSCI Japan ETF	17,738	7,416		12,078		13,076	$148,151	$497	$(2,315)
iShares MSCI Mexico Capped ETF	1,436	—		1,436		—	—	—	$(8,112)
iShares Russell 2000 ETF	2,302	—		—		2,302	$258,192	$1,005	—
iShares U.S. Financials ETF	4,189	—		—		4,189	$323,894	$1,665	—
iShares U.S. Technology ETF	2,882	—		—		2,882	$250,532	$782	—
Master Basic Value LLC	$1,454,878	—		$279,387	[2]	$1,175,491	$1,175,491	$7,095	$83,313
Master Large Cap Growth Portfolio	$1,125,187	—		$62,513	[2]	$1,062,674	$1,062,674	$4,201	$12,831
Master Total Return Portfolio	$174,614	$2,246	[1]	—		$176,860	$176,860	$1,893	$37

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

20	BLACKROCK FUNDS II	JANUARY 31, 2014

Schedule of Investments (concluded)	LifePath Active 2045 Portfolio

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation
3	E-Mini S&P 500 Futures	Chicago Mercantile	March 2014	$	266,475	$1,178

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$6,155,602	$2,415,025	—	$8,570,627

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$1,178	—	—	$1,178

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets approximates fair value for financial reporting purposes. As of January 31, 2014, cash pledged for financial futures contracts of $50,000 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2014.

BLACKROCK FUNDS II	JANUARY 31, 2014	21

Schedule of Investments January 31, 2014 (Unaudited)	LifePath Active 2050 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 86.7%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	23,615	$654,857
BlackRock Commodity Strategies Fund, Institutional Class (b)	10,389	95,476
BlackRock Emerging Markets Fund, Inc., Institutional Class	3,968	73,368
BlackRock Equity Dividend Fund, Institutional Class	13,760	320,884
BlackRock EuroFund, Institutional Class	7,660	121,264
BlackRock International Fund, Institutional Class	33,129	483,678
BlackRock International Opportunities Portfolio, Institutional Class	8,436	339,879
BlackRock Long-Horizon Equity Fund, Institutional Class	40,763	566,201
BlackRock Pacific Fund, Inc., Institutional Class	11,837	211,170
iShares International Developed Real Estate ETF	12,026	350,137
iShares MSCI Germany ETF	3,352	99,990
iShares MSCI Japan ETF	12,956	146,791
iShares Russell 2000 ETF	1,810	203,010
iShares U.S. Financials ETF	3,087	238,687
iShares U.S. Technology ETF	2,357	204,894
Master Basic Value LLC	$1,409,928	1,409,928
Master Large Cap Growth Portfolio	$1,170,562	1,170,562

		6,690,776

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 5.8%
BlackRock Global Long/Short Credit Fund, Institutional Class	13,012	$140,532
BlackRock Low Duration Bond Portfolio, BlackRock Class	6,120	59,796
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	17,187	174,617
Master Total Return Portfolio	$71,301	71,301

		446,246

Short-Term Securities — 6.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)	509,306	509,306
Total Affiliated Investment Companies (Cost — $6,868,345*) — 99.1%		7,646,328
Other Assets Less Liabilities — 0.9%		67,120

Net Assets — 100.0%		$7,713,448

Notes to Schedule of Investments

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$6,779,665

Gross unrealized appreciation	$1,340,006
Gross unrealized depreciation	(473,343)

Net unrealized appreciation	$866,663

22	BLACKROCK FUNDS II	JANUARY 31, 2014

Schedule of Investments (continued)	LifePath Active 2050 Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at January 31, 2014	Value at January 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	24,919	3,719		5,023	23,615	$654,857	—	$109,951
BlackRock Commodity Strategies Fund, Inc., Institutional Class	10,389	—		—	10,389	$95,476	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	3,968		—	3,968	$73,368	$429	—
BlackRock Equity Dividend Fund, Institutional Class	15,321	90		1,651	13,760	$320,884	$1,762	$11,750
BlackRock EuroFund, Institutional Class	7,562	98		—	7,660	$121,264	$1,544	—
BlackRock Global Long/Short Credit Fund, Institutional Class	12,966	46		—	13,012	$140,532	$499	—
BlackRock International Fund, Institutional Class	32,513	616		—	33,129	$483,678	$9,107	—
BlackRock International Opportunities Portfolio, Institutional Class	8,400	36		—	8,436	$339,879	$620	$811
BlackRock Liquidity Funds, TempFund, Institutional Class	205,235	304,071	[1]	—	509,306	$509,306	$49	—
BlackRock Liquidity Series, LLC, Money Market Series	—	—	[1]	—	—	—	$52	—
BlackRock Long-Horizon Equity Fund, Institutional Class	35,426	5,337		—	40,763	$566,201	$6,519	$11,738
BlackRock Low Duration Bond Portfolio, BlackRock Class	6,086	34		—	6,120	$59,796	$335	—
BlackRock Pacific Fund, Inc., Institutional Class	10,547	1,290		—	11,837	$211,170	$2,296	$21,526
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	17,099	88		—	17,187	$174,617	$891	—
iShares International Developed Real Estate ETF	12,026	—		—	12,026	$350,137	$31,758	—
iShares MSCI Germany ETF	3,352	—		—	3,352	$99,990	—	—
iShares MSCI Japan ETF	11,374	6,584		5,002	12,956	$146,791	$559	$(1,566)
iShares MSCI Mexico Capped ETF	1,180	—		1,180	—	—	—	$(6,666)
iShares Russell 2000 ETF	1,810	—		—	1,810	$203,010	$790	—
iShares U.S. Financials ETF	3,087	—		—	3,087	$238,687	$1,227	—
iShares U.S. Technology ETF	2,357	—		—	2,357	$204,894	$639	—
Master Basic Value LLC	$1,316,516	$93,412	[1]	—	$1,409,928	$1,409,928	$6,615	$85,989
Master Large Cap Growth Portfolio	$895,203	$275,359	[1]	—	$1,170,562	$1,170,562	$3,800	$11,530
Master Total Return Portfolio	$70,396	$905	[1]	—	$71,301	$71,301	$764	$21

[1]	Represents net shares/beneficial interest purchased.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JANUARY 31, 2014	23

Schedule of Investments (concluded)	LifePath Active 2050 Portfolio

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
2	E-Mini S&P 500 Futures	Chicago Mercantile	March 2014	$	177,650	$785
1	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2014	$	125,750	(14)
Total						$771

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$4,994,537	$2,651,791	—	$7,646,328

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$785	—	—	$785
Liabilities:
Interest rate contracts	(14)	—	—	(14)
Total	$771	—	—	$771

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets approximates fair value for financial reporting purposes. As of January 31, 2014, cash pledged for financial futures contracts of $30,000 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2014.

24	BLACKROCK FUNDS II	JANUARY 31, 2014

Schedule of Investments January 31, 2014 (Unaudited)	LifePath Active 2055 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 90.9%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	9,695	$268,840
BlackRock Commodity Strategies Fund, Institutional Class (b)	4,316	39,665
BlackRock Emerging Markets Fund, Inc., Institutional Class	1,460	26,992
BlackRock Equity Dividend Fund, Institutional Class	6,669	155,519
BlackRock EuroFund, Institutional Class	2,985	47,249
BlackRock International Fund, Institutional Class	8,935	130,454
BlackRock International Opportunities Portfolio, Institutional Class	2,986	120,315
BlackRock Long-Horizon Equity Fund, Institutional Class	12,970	180,160
BlackRock Pacific Fund, Inc., Institutional Class	3,905	69,661
iShares International Developed Real Estate ETF	4,676	136,142
iShares MSCI Germany ETF	1,233	36,780
iShares MSCI Japan ETF	4,158	47,110
iShares Russell 2000 ETF	215	24,114
iShares U.S. Financials ETF	1,065	82,346
iShares U.S. Technology ETF	843	73,282
Master Basic Value LLC	$346,395	346,395
Master Large Cap Growth Portfolio	$327,239	327,239

		2,112,263

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 3.0%
BlackRock Global Long/Short Credit Fund, Institutional Class	2,164	$23,370
BlackRock Low Duration Bond Portfolio, BlackRock Class	2,213	21,619
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	2,285	23,220

		68,209

Short-Term Securities — 5.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)	121,383	121,383
Total Affiliated Investment Companies (Cost — $2,169,194*) — 99.1%		2,301,855
Other Assets Less Liabilities — 0.9%		21,230

Net Assets — 100.0%		$2,323,085

Notes to Schedule of Investments

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,125,458

Gross unrealized appreciation	$281,528
Gross unrealized depreciation	(105,131)

Net unrealized appreciation	$176,397

BLACKROCK FUNDS II	JANUARY 31, 2014	25

Schedule of Investments (continued)	LifePath Active 2055 Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares Sold		Shares/ Beneficial Interest Held at January 31, 2014	Value at January 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	9,443	1,497		1,245		9,695	$268,840	—	$42,386
BlackRock Commodity Strategies Fund, Inc., Institutional Class	4,316	—		—		4,316	$39,665	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	1,460		—		1,460	$26,992	$158	—
BlackRock Equity Dividend Fund, Institutional Class	7,129	42		502		6,669	$155,519	$820	$1,505
BlackRock EuroFund, Institutional Class	2,946	39		—		2,985	$47,249	$601	—
BlackRock Global Long/Short Credit Fund, Institutional Class	2,156	8		—		2,164	$23,370	$83	—
BlackRock International Fund, Institutional Class	8,769	166		—		8,935	$130,454	$2,456	—
BlackRock International Opportunities Portfolio, Institutional Class	2,973	13		—		2,986	$120,315	$220	$287
BlackRock Liquidity Funds, TempFund, Institutional Class	66,126	55,257	[1]	—		121,383	$121,383	$8	—
BlackRock Long-Horizon Equity Fund, Institutional Class	12,565	465		60		12,970	$180,160	$2,312	$4,189
BlackRock Low Duration Bond Portfolio, BlackRock Class	2,200	13		—		2,213	$21,619	$119	—
BlackRock Pacific Fund Inc., Institutional Class	3,479	426		—		3,905	$69,661	$757	$7,101
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	2,274	11		—		2,285	$23,220	$117	—
iShares International Developed Real Estate ETF	4,676	—		—		4,676	$136,142	$12,348	—
iShares MSCI Germany ETF	1,233	—		—		1,233	$36,780	—	—
iShares MSCI Japan ETF	4,759	1,999		2,600		4,158	$47,110	$189	$(814)
iShares MSCI Mexico Capped ETF	434	—		434		—	—	—	$(2,452)
iShares Russell 2000 ETF	215	—		—		215	$24,114	$94	—
iShares U.S. Financials ETF	1,065	—		—		1,065	$82,346	$423	—
iShares U.S. Technology ETF	843	—		—		843	$73,282	$229	—
Master Basic Value LLC	$396,858	—		$50,463	[2]	$346,395	$346,395	$1,950	$23,514
Master Large Cap Growth Portfolio	$309,744	$17,495	[1]	—		$327,239	$327,239	$1,199	$3,668

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

26	BLACKROCK FUNDS II	JANUARY 31, 2014

Schedule of Investments (concluded)	LifePath Active 2055 Portfolio

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
1	E-Mini S&P 500 Futures	Chicago Mercantile	March 2014	$	88,825	$393
1	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2014	$	125,750	(15)
Total						$378

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$1,628,221	$673,634	—	$2,301,855

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$393	—	—	$393
Liabilities:
Interest rate contracts	(15)	—	—	(15)
Total	$378	—	—	$378

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets approximates fair value for financial reporting purposes. As of January 31, 2014, cash pledged for financial futures contracts of $10,000 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2014.

BLACKROCK FUNDS II	JANUARY 31, 2014	27

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: March 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: March 25, 2014